Consolidated Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Interest income		£ 13,631	£ 14,541	£ 13,953
Interest expense		(3,786)	(4,004)	(3,345)
Net interest income		9,845	10,537	10,608
Fee and commission income		8,751	8,570	8,470
Fee and commission expense		(1,937)	(1,802)	(1,611)
Net fee and commission income		6,814	6,768	6,859
Net trading income		3,500	2,768	3,426
Net investment income		861	1,324	1,097
Other income		56	54	50
Total income		21,076	21,451	22,040
Credit impairment charges and other provisions		(2,336)	(2,373)	(1,762)
Net operating income		18,740	19,078	20,278
Staff costs		(8,560)	(9,423)	(8,853)
Infrastructure costs		(2,949)	(2,998)	(2,691)
Administration and general expenses		(3,247)	(2,917)	(2,983)
Provision for UK customer redress		(700)	(1,000)	(2,772)
Provision for ongoing investigations and litigation relating to Foreign Exchange		0	0	(1,237)
Operating expenses		(15,456)	(16,338)	(18,536)
Share of post-tax results of associates and joint ventures		70	70	41
Profit/(loss) on disposal of subsidiaries, associates and joint ventures		187	420	(637)
Profit before tax		3,541	3,230	1,146
Taxation		(2,240)	(993)	(1,149)
Profit/(loss) after tax in respect of continuing operations		1,301	2,237	(3)
(Loss)/Profit after tax in respect of discontinued operation		(2,195)	591	626
(Loss)/Profit after tax		(894)	2,828	623
Profit (loss), attributable to [abstract]
Equity holders of the parent		(1,922)	1,623	(394)
Other equity holders		639	457	345
Total equity holders of the parent		(1,283)	2,080	(49)
Non-controlling interests in respect of continuing operations		249	346	348
Non-controlling interests in respect of discontinued operation		140	402	324
(Loss)/Profit after tax		£ (894)	£ 2,828	£ 623
Earnings per share [abstract]
Basic (loss)/earnings per ordinary share		£ (10.3)	£ 10.4	£ (1.9)
Basic earnings/(loss) per ordinary share in respect of continuing operations		3.5	9.3	(3.7)
Basic loss/earnings per ordinary share in respect of discontinued operation		(13.8)	1.1	1.8
Diluted (loss)/earnings per share		(10.1)	10.3	(1.9)
Diluted earnings/(loss) per ordinary share in respect of continuing operations		3.4	9.2	(3.7)
Diluted (loss)/earnings per ordinary share in respect of discontinued operation		£ (13.5)	£ 1.1	£ 1.8
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Interest income		£ 13,631	£ 14,423	£ 13,947
Interest expense		(3,883)	(2,966)	(2,584)
Net interest income		9,748	11,457	11,363
Fee and commission income		8,775	8,625	8,494
Fee and commission expense		(1,901)	(1,789)	(1,611)
Net fee and commission income		6,874	6,836	6,883
Net trading income		3,387	2,795	3,430
Net investment income		859	1,324	1,097
Other income		69	57	35
Total income		20,937	22,469	22,808
Credit impairment charges and other provisions		(2,336)	(2,373)	(1,762)
Net operating income		18,601	20,096	21,046
Staff costs	[1]	(6,445)	(9,211)	(8,853)
Infrastructure costs		(2,068)	(2,937)	(2,691)
Administration and general expenses		(6,476)	(3,200)	(2,983)
Provision for UK customer redress		(700)	(1,000)	(2,772)
Provision for ongoing investigations and litigation relating to Foreign Exchange		0	0	(1,237)
Operating expenses	[2]	(15,689)	(16,348)	(18,536)
Share of post-tax results of associates and joint ventures		70	70	41
Profit/(loss) on disposal of subsidiaries, associates and joint ventures		184	565	(637)
Profit before tax		3,166	4,383	1,914
Taxation		(2,125)	(1,245)	(1,302)
Profit/(loss) after tax in respect of continuing operations		1,041	3,138	612
(Loss)/Profit after tax in respect of discontinued operation		(2,195)	591	626
(Loss)/Profit after tax		(1,154)	3,729	1,238
Profit (loss), attributable to [abstract]
Equity holders of the parent		(1,937)	2,867	566
Other equity holders		639	457	345
Total equity holders of the parent		(1,298)	3,324	911
Non-controlling interests in respect of continuing operations		4	3	3
Non-controlling interests in respect of discontinued operation		140	402	324
(Loss)/Profit after tax		£ (1,154)	£ 3,729	£ 1,238

[1]

The Group has realigned outsourcing costs from administration and general expenses to staff costs in order to more appropriately reflect the nature and internal management of these costs. The net effect of these movements is to reduce administration and general expenses and to increase staff costs by £ 847 m in 2017 and £ 1,063 m in 2016.

[2]

Total operating expenses of £ 15,689 m (2016: £ 16,348 m; 2015: £ 18,536 m) include depreciati on of property, plant and equipment of £ 303 m (2016: £ 482 m; 2015: £ 475 m), amortisation of intangible assets of £ 478 m (2016: £ 661 m; 2015: £ 570 m),goodwill impairment nil( 2016 : nil; 2015 : £ 102 m) and administration and other expenses of £ 14,908 m (2016 £ 15,20 5 m; 2015: £ 17,389 m).